Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 3,075	$ 1,016
Derivative assets	5,531	4,226
Carrying Amount Asset / (Liability)
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	3,075	1,016
Derivative assets	5,531	4,226
Accounts receivables (Accrued liabilities)	390	(39)
Carrying Amount Asset / (Liability) | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	2,973	1,016
Derivative assets	5,531	4,226
Accounts receivables (Accrued liabilities)	394	$ (39)
Carrying Amount Asset / (Liability) | Forward freight agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	102
Accounts receivables (Accrued liabilities)	$ (4)